Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Each year, we grant LTI awards to our NEOs to align the interests of our NEOs with the interests of our stockholders, provide competitive total compensation opportunities and support the attraction and retention of key talent. Long-term incentive awards are governed under the terms of the Company's 2019 Long-term Incentive Plan (the "2019 Plan"). The compensation committee approved NEOs' 2025 target LTI award values taking into account market competitive data, individual performance and the roles and responsibilities of each NEO.

In recent years, the compensation committee’s practice has generally been to grant annual long-term incentive awards at its first meeting after the prior year financial results have been approved by the audit committee, which is usually scheduled well in advance. Additionally, the compensation committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In recent years, the compensation committee’s practice has generally been to grant annual long-term incentive awards at its first meeting after the prior year financial results have been approved by the audit committee, which is usually scheduled well in advance. Additionally, the compensation committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false